Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ (35,852)	$ (36,637)	$ (19,290)	$ (54,461)
Actuarial gains and losses	189	(271)	143	(271)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	189	(271)	143	(271)
Currency translation adjustment	5,534	3,368	(634)	(1,990)
Commodity derivative contracts	(3)		(58)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	5,531	3,368	(691)	(1,990)
Total Comprehensive income (loss)	(30,132)	(33,541)	(19,838)	(56,723)
Attributable to shareholders of Cellectis	(26,611)	(30,333)	(13,206)	(51,298)
Attributable to non-controlling interests	$ (3,521)	$ (3,208)	$ (6,632)	$ (5,425)